Long-Term Borrowings - Description of Group borrowing arrangements (Details)						1 Months Ended		12 Months Ended
	Mar. 21, 2022 USD ($)	Jul. 08, 2020 USD ($) installment	Jan. 29, 2019 USD ($)	Feb. 10, 2018 USD ($)	Jun. 08, 2017 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 08, 2023 USD ($) installment tranche	Jun. 27, 2023 USD ($) installment	May 23, 2022 USD ($) tranche installment	Apr. 18, 2022 USD ($)	Sep. 09, 2020 USD ($) installment tranche	Jul. 07, 2020 USD ($)	Jun. 25, 2019 USD ($) item	Feb. 27, 2019 USD ($) installment	Jan. 24, 2019 USD ($) installment	Feb. 11, 2018 USD ($)
Borrowings
Amount drawn down								$ 197,000,000	$ 306,298,000
Repayment of borrowings								$ 243,355,165	$ 144,294,604	$ 261,713,694
SOFR
Borrowings
Adjustment to interest rate basis								3.15%
$44.0 Million Secured Credit Term Loan Facility
Borrowings
Agreement amount		$ 44,000,000.0
Amount drawn down		$ 42,200,000
Number of quarterly repayment installments | installment		24
Amount of quarterly installment		$ 695,000
Amount of final balloon payment		$ 25,488,750
$44.0 Million Secured Credit Term Loan Facility | LIBOR
Borrowings
Adjustment to interest rate basis		2.50%
$40.0 Million Secured Term Loan Facility
Borrowings
Agreement amount																$ 40,000,000.0
$40.0 Million Secured Term Loan Facility | LIBOR
Borrowings
Adjustment to interest rate basis																2.60%
$103.2 Million Secured Term Loan Facility
Borrowings
Agreement amount															$ 103,200,000
$103.2 Million Secured Term Loan Facility, KEXIM Facility
Borrowings
Agreement amount															$ 61,924,800
Number of quarterly repayment installments | installment															48
Amount of quarterly installment															$ 645,050
Number of tranches | tranche															2
$103.2 Million Secured Term Loan Facility, KEXIM Facility | SOFR
Borrowings
Adjustment to interest rate basis															1.80%
Additional credit adjustment spread to interest rate basis															0.26161%
$103.2 Million Secured Term Loan Facility, Commercial Facility
Borrowings
Agreement amount															$ 41,283,200
$125.7 Million Secured Term Loan Facility
Borrowings
Agreement amount													$ 125,700,000
Number of quarterly repayment installments | installment													28
Amount of final balloon payment													$ 39,835,000
Number of tranches | tranche													2
$125.7 Million Secured Term Loan Facility | First eight quarterly Installments
Borrowings
Amount of quarterly installment													$ 750,000
$125.7 Million Secured Term Loan Facility | Twenty quarterly installments after first eight installments
Borrowings
Amount of quarterly installment													$ 850,000
$125.7 Million Secured Term Loan Facility | SOFR
Borrowings
Adjustment to interest rate basis													2.50%
$58.2 Million Secured Term Loan Facility
Borrowings
Agreement amount																			$ 58,200,000
Number of quarterly repayment installments | installment																			24
Amount of quarterly installment																			$ 808,000
Amount of final balloon payment																			$ 38,783,000
$58.2 Million Secured Term Loan Facility | LIBOR
Borrowings
Adjustment to interest rate basis																			2.25%
$58.0 Million Secured Term Loan Facility
Borrowings
Agreement amount																		$ 58,000,000.0
$58.0 Million Secured Term Loan Facility, CACIB commercial facility
Borrowings
Agreement amount																		$ 38,000,000
Number of quarterly repayment installments | installment																		32
Amount of quarterly installment																		$ 275,000
Amount of final balloon payment																		$ 29,200,000
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | SOFR
Borrowings
Adjustment to interest rate basis																		2.25%
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | SOFR | Interest periods exceeding month and up to three months
Borrowings
Additional credit adjustment spread to interest rate basis																		0.26161%
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | SOFR | Interest periods exceeding three months and up to six months
Borrowings
Additional credit adjustment spread to interest rate basis																		0.42826%
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | SOFR | Interest periods exceeding six months and up to twelve months
Borrowings
Additional credit adjustment spread to interest rate basis																		0.71513%
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | Siemens Financial Services, Inc.
Borrowings
Amount of outstanding loan transferred							$ 18,587,500
Percentage of outstanding loan transferred							50.00%
$58.0 Million Secured Term Loan Facility, KEXIM facility loan
Borrowings
Agreement amount																		$ 20,000,000
Number of quarterly repayment installments | installment																		32
Amount of quarterly installment																		$ 625,000
$58.0 Million Secured Term Loan Facility, KEXIM facility loan | SOFR
Borrowings
Adjustment to interest rate basis																		1.80%
Additional credit adjustment spread to interest rate basis																		0.26161%
$113.0 Million Secured Term Loan Facility
Borrowings
Agreement amount												$ 113,000,000.0
Number of quarterly repayment installments | installment												20
Amount of quarterly installment												$ 2,200,000
Amount of final balloon payment												$ 69,000,000
$113.0 Million Secured Term Loan Facility | SOFR
Borrowings
Adjustment to interest rate basis												1.90%
$84.0 Million Secured Term Loan Facility
Borrowings
Agreement amount											$ 84,000,000.0
Number of quarterly repayment installments | installment											24
Amount of quarterly installment											$ 787,500
Amount of final balloon payment											$ 23,100,000
Number of tranches | tranche											2
$84.0 Million Secured Term Loan Facility | SOFR
Borrowings
Adjustment to interest rate basis											1.85%
$56.0 Million Sale and Leaseback Agreement - Milos
Borrowings
Agreement amount			$ 56,000,000.0
Agreement amount, excluding non-cash element			49,000,000.0
Agreement amount, non-cash element			7,000,000.0
Prepaid hire amount			$ 7,000,000.0
Bareboat vessel charter period			156 months
Charter hire, cash amount			$ 12,825
Charter hire, non-cash amount			1,475
$56.0 Million Sale and Leaseback Agreement - Milos | Minimum
Borrowings
Amount of purchase option			11,500,000
$56.0 Million Sale and Leaseback Agreement - Milos | Maximum
Borrowings
Amount of purchase option			$ 34,700,000
$56.0 Million Sale and Leaseback Agreement - Milos | SOFR
Borrowings
Additional credit adjustment spread to interest rate basis			0.26161%
$54.0 Million Sale and Leaseback Agreement - Poliegos
Borrowings
Agreement amount					$ 54,000,000.0
Agreement amount, excluding non-cash element					47,200,000
Agreement amount, non-cash element					6,800,000
Prepaid hire amount					$ 7,000,000.0
Leaseback period					168 months
Charter hire, cash amount					$ 11,550
Charter hire, non-cash amount					1,368.93
$54.0 Million Sale and Leaseback Agreement - Poliegos | Minimum
Borrowings
Amount of purchase option					17,200,000
$54.0 Million Sale and Leaseback Agreement - Poliegos | Maximum
Borrowings
Amount of purchase option					$ 31,100,000
$54.0 Million Sale and Leaseback Agreement - Poliegos | SOFR
Borrowings
Additional credit adjustment spread to interest rate basis					0.26161%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko
Borrowings
Agreement amount				$ 167,500,000
Agreement amount, excluding non-cash element				150,520,000
Prepaid hire amount				$ 9,500,000
Bareboat vessel charter period				180 months
Charter hire, non-cash amount				$ 1,734
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Minimum
Borrowings
Amount of purchase option				14,200,000
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Maximum
Borrowings
Amount of purchase option				49,800,000
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | First five years from delivery date
Borrowings
Charter hire, cash amount				18,600
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | From year six after delivery date
Borrowings
Charter hire, cash amount				$ 18,350
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | First two years from delivery date
Borrowings
Charter hire, cash amount																				$ 18,600
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | From year five after delivery date
Borrowings
Charter hire, cash amount																				17,200
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | SOFR | Interest periods of three months
Borrowings
Additional credit adjustment spread to interest rate basis				0.26161%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | SOFR | Interest periods of twelve months
Borrowings
Additional credit adjustment spread to interest rate basis				0.71513%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Rhenia | Years two and three after delivery date
Borrowings
Charter hire, cash amount																				25,200
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Rhenia | SOFR
Borrowings
Adjustment to interest rate basis								5.21%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Despotiko | Years two and three after delivery date
Borrowings
Charter hire, cash amount																				$ 23,336
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Despotiko | SOFR
Borrowings
Adjustment to interest rate basis								5.21%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria
Borrowings
Agreement amount	$ 194,000,000.0
Agreement amount, excluding non-cash element	$ 145,500,000
Bareboat vessel charter period	84 months
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period before commencement of charter period
Borrowings
Charter hire, fixed amount	$ 909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period after commencement of charter period
Borrowings
Charter hire, fixed amount	909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | After first but prior to seventh anniversary of commencement of charter period
Borrowings
Amount of purchase option	$ 72,750,000
Purchase option as percentage of purchase price	75.00%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | On seventh anniversary of commencement of charter period
Borrowings
Amount of purchase option	$ 40,921,875
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period before commencement of charter period
Borrowings
Charter hire, price on variable rate	2.60%
Charter hire, margin on variable rate	2.45%
Charter hire, credit adjustment on variable rate	0.15%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period after commencement of charter period
Borrowings
Charter hire, price on variable rate	2.00%
$11 Million Scrubber Financing
Borrowings
Agreement amount																	$ 11,000,000
Number of vessels for installation of scrubbers | item																	6
$11 Million Scrubber Financing | LIBOR
Borrowings
Adjustment to interest rate basis																	2.00%
$35.1 Million Unsecured Sponsor Loan
Borrowings
Agreement amount														$ 35,100,000
Agreement amount per tranche														$ 17,600,000
Borrowings, fixed interest rate														3.50%
Repayment of borrowings						$ 16,700,000